STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 10, 2023	Oct. 07, 2022	Aug. 12, 2019	Jul. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		May 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance					106,113,174	41,418,702	108,549,014		40,200,160
Total compensation					$ 4,487	$ 288	$ 2,467		$ 734
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant					4,319,309	1,205,790	4,924,914	[1]	12,207	[1]
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					$ 36	$ 97	$ 155		$ 252
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					29	37	149		95
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					856	60	654		156
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					3,566	94	$ 1,509		231
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					$ 4,487	$ 288			$ 734
Restricted Stock Units	461,998	180,000			180,000		180,000
Restricted stock units, value	$ 3,464	$ 2,520
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, shares					73,500,000		1,498,301
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan			10 years
Maximum number of common shares reserved for grants			3,000,000
2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan				10 years
Maximum number of common shares reserved for grants				1,000,000							2,000,000
2022 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance							2,785,950
2022 Stock Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, shares							2,464,400		1,500,000
Outstanding shares percentage									1.00%
Two Thousand Twenty Two Equity Incentive And Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unissued authorized and available for future awards					4,319,309

[1]	Refer to Stock Incentive Plan amendment at Note 14